Financial Instruments and Risk Management - Schedule of Loss on Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Realized derivative loss on commodity contracts settled during the year	$ 2,871	$ 956
Loss on financial instruments	10,992	7,983
Derivatives [member]
Disclosure of financial liabilities [line items]
Realized derivative loss on commodity contracts settled during the year	2,871	956
Unrealized gain (loss) on fair value adjustments	7,970	0
Convertible Debt [member]
Disclosure of financial liabilities [line items]
Loss on financial instruments	$ 151	$ 7,027